Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Available-for-sale Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
Our portfolio of securities includes bonds, equity securities, asset- and mortgage-backed securities, interests in securitization trusts, and other investments. The cost, fair value, and gross unrealized gains and losses on available-for-sale securities were as follows.

	2012				2011
	Amortized cost	Gross unrealized		Fair value	Amortized cost	Gross unrealized		Fair value
December 31, ($ in millions)		gains	losses			gains	losses
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	$2,212	$3	$(1)	$2,214	$1,535	$13	$(2)	$1,546
U.S. states and political subdivisions	—	—	—	—	1	—	—	1
Foreign government	295	8	—	303	765	20	(1)	784
Mortgage-backed residential (a)	6,779	130	(3)	6,906	7,266	87	(41)	7,312
Asset-backed	2,309	32	(1)	2,340	2,600	28	(13)	2,615
Corporate debt	1,209	57	(3)	1,263	1,486	23	(18)	1,491
Other	—	—	—	—	326	1	—	327
Total debt securities	12,804	230	(8)	13,026	13,979	172	(75)	14,076
Equity securities	1,193	32	(73)	1,152	1,188	25	(154)	1,059
Total available-for-sale securities (b)	$13,997	$262	$(81)	$14,178	$15,167	$197	$(229)	$15,135

(a)	Residential mortgage-backed securities include agency-backed bonds totaling $4,983 million and $6,114 million at December 31, 2012, and December 31, 2011, respectively.

(b)
Certain entities related to our Insurance operations are required to deposit securities with state regulatory authorities. These deposited securities totaled $15 million and $16 million at December 31, 2012, and December 31, 2011, respectively.

Investments Classified by Contractual Maturity Date [Table Text Block]
The maturity distribution of available-for-sale debt securities outstanding is summarized in the following tables. Prepayments may cause actual maturities to differ from scheduled maturities.

	Total		Due in one year or less		Due after one year through five years		Due after five years through ten years		Due after ten years (a)
($ in millions)	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
December 31, 2012
Fair value of available-for-sale debt securities (b)
U.S. Treasury and federal agencies	$2,214	0.9%	$422	—%	$682	0.7%	$1,110	1.4%	$—	—%
Foreign government	303	2.5	1	2.2	136	1.8	166	3.0	—	—
Mortgage-backed residential	6,906	2.7	—	—	—	—	35	4.3	6,871	2.7
Asset-backed	2,340	2.1	—	—	1,543	2.0	510	1.7	287	3.3
Corporate debt	1,263	5.1	9	3.2	560	4.0	596	6.0	98	5.8
Total available-for-sale debt securities	$13,026	2.4	$432	0.1	$2,921	2.0	$2,417	2.6	$7,256	2.6
Amortized cost of available-for-sale debt securities	$12,804		$431		$2,880		$2,369		$7,124
December 31, 2011
Fair value of available-for-sale debt securities (b)
U.S. Treasury and federal agencies	$1,546	0.9%	$231	—%	$1,202	0.9%	$113	2.2%	$—	—%
U.S. states and political subdivisions	1	5.4	—	—	—	—	—	—	1	5.4
Foreign government	784	4.4	77	7.7	506	4.3	201	3.3	—	—
Mortgage-backed residential	7,312	2.5	3	4.8	2	6.3	189	2.6	7,118	2.5
Asset-backed	2,615	2.1	—	—	1,599	1.9	574	1.9	442	3.2
Corporate debt	1,491	4.9	19	4.9	741	4.4	606	5.6	125	4.7
Other	327	1.4	316	1.3	—	—	11	4.6	—	—
Total available-for-sale debt securities	$14,076	2.6	$646	1.7	$4,050	2.4	$1,694	3.5	$7,686	2.6
Amortized cost of available-for-sale debt securities	$13,979		$644		$4,026		$1,678		$7,631

(a)	Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to call or prepayment options.

(b)	Yields on tax-exempt obligations are computed on a tax-equivalent basis.

Schedule of Realized Gain (Loss) [Table Text Block]
The following table presents gross gains and losses realized upon the sales of available-for-sale securities and other-than-temporary impairment.

Year ended December 31, ($ in millions)	2012	2011	2010
Gross realized gains	$241	$297	$536
Gross realized losses	(34)	(28)	(34)
Other-than-temporary impairment	(61)	(11)	(1)
Net realized gains	$146	$258	$501

Investment Income [Table Text Block]
The following table presents interest and dividends on available-for-sale securities.

Year ended December 31, ($ in millions)	2012	2011	2010
Taxable interest	$262	$325	$293
Taxable dividends	30	25	17
Interest and dividends exempt from U.S. federal income tax	—	—	10
Interest and dividends on available-for-sale securities	$292	$350	$320

Schedule of Unrealized Loss on Investments [Table Text Block]
The table below summarizes available-for-sale securities in an unrealized loss position in accumulated other comprehensive income. Based on the methodology described below that was applied to these securities, we believe that the unrealized losses relate to factors other than credit losses in the current market environment. As of December 31, 2012, we did not have the intent to sell the debt securities with an unrealized loss position in accumulated other comprehensive income, and it is not more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. As of December 31, 2012, we had the ability and intent to hold equity securities with an unrealized loss position in accumulated other comprehensive income. As a result, we believe that the securities with an unrealized loss position in accumulated other comprehensive income are not considered to be other-than-temporarily impaired at December 31, 2012. Refer to Note 1 for additional information related to investment securities and our methodology for evaluating potential other-than-temporary impairments.

	2012				2011
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
December 31, ($ in millions)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	$244	$(1)	$—	$—	$179	$(2)	$—	$—
Foreign government	11	—	—	—	197	(1)	—	—
Mortgage-backed residential	493	(2)	23	(1)	2,302	(39)	45	(2)
Asset-backed	143	(1)	1	—	994	(13)	1	—
Corporate debt	120	(2)	15	(1)	444	(16)	30	(2)
Total temporarily impaired debt securities	1,011	(6)	39	(2)	4,116	(71)	76	(4)
Temporarily impaired equity securities	380	(39)	218	(34)	770	(148)	18	(6)
Total temporarily impaired available-for-sale securities	$1,391	$(45)	$257	$(36)	$4,886	$(219)	$94	$(10)